Income Taxes - Ocean Rig Income/(Losses) Before Taxes by Country (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total income before taxes	$ (244,636)	$ (19,858)	$ 210,886
Drillings Rigs Segment [Member]
Domestic income/ (loss) (Marshall Islands)	(67,582)	190,940	174,794
Foreign income/ (loss)	(20,797)	(68,214)	(19,597)
Total income before taxes	$ (88,379)	$ 122,726	$ 155,197